Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments

Our contractual obligations, including capital expenditures and future minimum lease payments under non-cancelable operating lease arrangements and purchase commitments under non-cancelable arrangements as of December 31, 2012, are summarized below. We do not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments (in thousands) due by period
Contractual Obligation	Total	2013	2014	2015
Operating leases(1)	$42	$42	$—	$—
Capital commitments	1,631	1,631	—	—
Other purchase obligations	99,466	99,466	—	—

Total	$101,139	$101,139	$—	$—

(1)	The Company leases the staff quarters in Wuxi in 2013. The rental expenses for the staff quarters in Wuxi and house rental for Mr. Koo charged for the years ended December 31, 2010, 2011 and 2012 amounted to $661, $618 and $819, respectively.